6. RIGHT-OF-USE ASSETS (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Right-of-use Assets
Evaluation expenses	$ 54	$ 93	$ 107	$ 186
Depreciation, right-of-use assets	$ 40	$ 0	$ 81